Share-based payment arrangements-	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Based Payment Arrangements [Abstract]
Share-based payment arrangements-
(23)	Share-based payment arrangements-

A.	Description of share-based payment arrangements
As of December 31, 2025, the Group had the following share-based payment arrangements.

i.	Restricted shares programs-
On December 22, 2022, the Group granted restricted shares to certain key management personnel and senior employees subject to certain service and non-market
performance conditions with vesting periods from 6 months to 3 years.

On February 28, 2023, the Group established a new plan to grant restricted shares to certain key management personnel and senior employees subject to certain service conditions with vesting periods up to 4 years.
On August 27, 2024, the Group established a new plan to grant restricted shares to certain key management personnel and senior employees subject to certain service conditions with vesting periods up to 3 years.
On April 1, 2025, the Group established a new plan to grant restricted shares to certain key management personnel and senior employees subject to certain service conditions with vesting periods up to 3 years.
The key terms and conditions related to the grants under these programs as of December 31, 2025 are as follows (all number of shares are presented after the split which took place in 2025 - see Note 26(a)); all awards are to be settled by the physical delivery of shares.

Grant date / employees entitled	Number of shares	Vesting conditions
Shares granted to key management personnel and senior employees-
December 22, 2022	9,090,900	6 months to 3 years’ service from grant date.
December 22, 2022	27,217,900	2-3 years’ service from grant date, subject to the achievement of certain non-market performance goals.
February 28, 2023	3,548,500	6 months to 4 years’ service from grant date.
August 27, 2024	2,001,100	6 months to 3 years’ service from grant date.
April 1, 2025	1,260,400	1-3 years’ service from grant date.
	(40,316,350)	Accumulated number of exercised or forfeited restricted shares.
Total restricted shares	2,802,450

B.	Measurement of fair values –
The fair value of the above-mentioned restricted shares at grant date amounts in the range of Ps.18.48 to Ps.40.45 pesos per share. The shares have been deposited and are part of a Mexican Trust.

C.	Reconciliation of outstanding restricted shares –
The number of outstanding restricted shares under the program are shown in the next page.

	2025
	Number of shares	Ps. weighted fair value per share at grant date
Outstanding at January 1	19,203,060	19.83
Granted during the year	1,260,400	40.45
Exercised during the year	(17,567,900)	19.14
Forfeited during the year	(93,110)	18.48

Outstanding at December 31	2,802,450	33.47

	2024
	Number of shares	Ps. weighted fair value per share at grant date
Outstanding at January 1	34,902,080	18.48
Granted during the year	2,001,100	34.18
Exercised during the year	(17,455,660)	18.80
Forfeited during the year	(244,460)	18.48

Outstanding at December 31	19,203,060	19.83

	2023
	Number of shares	Ps. weighted fair value per share at grant date
Outstanding at January 1	22,699,850	18.48
Increase due the change in estimate	13,608,950	18.48
Granted during the year	3,548,500	18.48
Exercised during the year	(3,455,020)	18.48
Forfeited during the year	(1,500,200)	18.48

Outstanding at December 31	34,902,080	18.48

In addition to the stocks exercised in these programs during the year ended December 31, 2025, the Group granted 338,750 shares to certain Board members (2024: 388,560 shares and in 2023: 802,890 shares).

D.	Expense recognized in profit or loss–
During 2025, the expense recognized in profit or loss amounts to $7,373 (2024: $16,655 and 2023: $19,304).